Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 12,117		$ 7,834
Cost of sales	(4,704)		(4,732)
Gross profit	7,413		3,102
Expenses
General and administrative	29,828		34,979
Sales and marketing	2,577		3,183
Goodwill impairment	1,682			[1]
Depreciation and amortization	1,854		1,480
Total expenses	35,941		39,642
Loss from operations	(28,528)		(36,540)
Other Expense (Income), Net
Interest expense, net	4,455		2,684
Loss on investments	464		756
Loss on debt extinguishment	2,360		3,374
Loss on fair value of derivative instrument	657		421
Foreign exchange loss	491		1,575
Other (income) expenses, net	(284)		534
Total other expense, net	8,143		9,344
Loss before income taxes	(36,671)		(45,884)
Incomes taxes
Equity investment share of loss	4		96
Net loss	(36,675)	[2]	(45,980)	[1],[3]
Net loss attributable to non-controlling interest			(6,450)
Net loss attributable to Clever Leaves Holdings Inc. common shareholders	$ (36,675)		$ (39,530)
Net loss per share attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted (in Dollars per share)	$ (4.34)		$ (5.06)
Weighted-average common shares outstanding – basic and diluted (in Shares)	10,815,580		7,814,796

[1]	See Note 3. for information on the reclassification adjustment of December 31, 2019.
[2]	Loss before income taxes of $36,671 plus loss from equity investment of $4.
[3]	Loss before income taxes of $45,884 plus loss from equity investment of $96.